BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Customer	Jun. 30, 2012 Customer	Dec. 31, 2012 Subsidiary	Dec. 31, 2011
Concentration Risk [Line Items]
Net loss	$ (1,116)	$ (1,284)	$ (3,218)	$ (1,521)	$ (3,866)	$ (5,168)
Foreign currency translation adjustment					22
Comprehensive loss	$ (1,113)	$ (1,279)	$ (3,217)	$ (1,516)	$ (3,844)	$ (5,168)
Tax benefits recognized provided percentage of likelihood of realization is greater than					$ 50
Number of customers			3	1
Number of subsidiaries					2
Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers					2
Supplier Concentration Risk
Concentration Risk [Line Items]
Number of vendors					4
Revenues | One Customer
Concentration Risk [Line Items]
Total percent of revenues from various customers			11.00%	15.00%
Revenues | Customer Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers						26.00%
Revenues | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Total percent of revenues from various customers					12.50%
Revenues | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Total percent of revenues from various customers					6.90%
Accounts Receivable
Concentration Risk [Line Items]
Number of customers			1
Accounts Receivable | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Total percent of revenues from various customers					14.00%	14.00%
Accounts Receivable | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Total percent of revenues from various customers					10.00%	10.00%
Cost of Goods | Individual Supplier
Concentration Risk [Line Items]
Total percent of revenues from various customers					28.00%	27.00%
Cost of Goods | Supplier Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers					71.00%	76.00%
Accounts Payable | Supplier Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers					67.00%	74.00%